Trade and Other Receivables - Summary on Trade and Other Receivables (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Jan. 31, 2020
Trade and other receivables [abstract]
Trade receivables	$ 253.5	$ 332.3
Allowance for doubtful accounts	(4.2)	(3.5)
Trade receivables net of allowance	249.3	328.8
Sales tax and other government receivables	56.4	65.6
Other	5.8	4.7
Total trade and other receivables	$ 311.5	$ 399.1